Non-life and Life and Health Reserves - Components of Non-life reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross liability for non-life reserves
Case reserves	$ 4,176,879	$ 3,883,926
ACRs	176,369	166,913
IBNR reserves	5,357,209	4,934,595
Non-life reserves	$ 9,710,457	$ 8,985,434	$ 9,064,711	$ 9,745,806